Geographical Disclosure (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Revenue from contracts with customers	$ 3,993.0	$ 2,829.4
Non-current assets	8,497.2	8,760.3
Canada
Disclosure of geographical areas [line items]
Non-current assets	6,977.9	7,551.0
U.S.
Disclosure of geographical areas [line items]
Non-current assets	1,519.3	1,209.3
Oil and gas sales
Disclosure of geographical areas [line items]
Revenue from contracts with customers	4,493.1	3,206.5
Oil and gas sales | Canada
Disclosure of geographical areas [line items]
Revenue from contracts with customers	3,847.0	2,735.3
Oil and gas sales | U.S.
Disclosure of geographical areas [line items]
Revenue from contracts with customers	646.1	471.2
Crude oil sales | Canada
Disclosure of geographical areas [line items]
Revenue from contracts with customers	3,319.1	2,361.8
Crude oil sales | U.S.
Disclosure of geographical areas [line items]
Revenue from contracts with customers	553.3	381.9
NGL sales | Canada
Disclosure of geographical areas [line items]
Revenue from contracts with customers	224.8	213.5
NGL sales | U.S.
Disclosure of geographical areas [line items]
Revenue from contracts with customers	55.2	61.0
Natural gas sales | Canada
Disclosure of geographical areas [line items]
Revenue from contracts with customers	303.1	160.0
Natural gas sales | U.S.
Disclosure of geographical areas [line items]
Revenue from contracts with customers	$ 37.6	$ 28.3